Munder Capital Management
480 Pierce Street
Birmingham, MI 48009
January 6, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention:    Office of Filings, Information & Consumer Service

Re:	Munder Series Trust (“MST”) (File Nos. 333-102943 and 811-21294)
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of MST this letter as certification that the Prospectus dated January 1, 2010 for the Munder Growth Opportunities Fund and the Statement of Additional Information dated October 31, 2009, as supplemented and restated January 1, 2010 for the series of MST, including the Growth Opportunities Fund, do not differ from those contained in Post-Effective Amendment No. 34 to MST’s Registration Statement on Form N-1A that was filed electronically via EDGAR on December 23, 2009 (Accession No. 0000950123-09-073236) with a designated effective date of January 1, 2010.
If you have any questions, please contact me at (248) 647-9200.
Sincerely,

/s/ Melanie Mayo West Associate General Counsel, Munder Capital Management
Assistant Secretary, Munder Series Trust